Statements of Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accounts receivable less reserve	$ 0.6	$ 0.6
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	2,000,000,000
Common Stock, Shares, Outstanding	399,841,350	0